UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2013

1.802201.109

MON-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 44.2%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.8%
Citibank NA
6/27/13 to 8/30/13	0.28 to 0.29%	$ 124,000,000	$ 124,000,000
State Street Bank & Trust Co., Boston
6/7/13	0.28	22,000,000	22,000,000
			146,000,000
London Branch, Eurodollar, Foreign Banks - 4.3%
Australia & New Zealand Banking Group Ltd.
8/16/13 to 8/23/13	0.22	20,000,000	19,999,779
HSBC Bank PLC
11/5/13 to 11/12/13	0.32	27,000,000	27,000,000
Mizuho Corporate Bank Ltd.
7/12/13 to 9/3/13	0.27 to 0.28	17,000,000	17,000,066
National Australia Bank Ltd.
6/3/13 to 9/9/13	0.22 to 0.26 (c)	158,000,000	158,000,000
Oversea-Chinese Banking Corp. Ltd.
7/15/13	0.23	8,000,000	7,997,752
			229,997,597
New York Branch, Yankee Dollar, Foreign Banks - 37.1%
Bank of Montreal Chicago CD Program
6/3/13 to 9/9/13	0.18 to 0.37 (c)	121,000,000	121,000,000
Bank of Nova Scotia
6/21/13 to 1/3/14	0.18 to 0.50 (c)	248,000,000	247,999,688
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/9/13 to 8/13/13	0.24 to 0.30	207,000,000	207,000,000
Canadian Imperial Bank of Commerce
6/21/13 to 2/18/14	0.25 to 0.41 (c)	169,000,000	169,000,000
Credit Agricole CIB
6/4/13 to 6/5/13	0.14 to 0.15	76,000,000	76,000,000
Credit Industriel et Commercial
6/4/13 to 6/7/13	0.15	72,000,000	72,000,000
Credit Suisse
8/29/13	0.26 (c)	31,000,000	31,000,000
Mitsubishi UFJ Trust & Banking Corp.
8/19/13	0.25	30,000,000	30,000,000
Mizuho Corporate Bank Ltd.
6/4/13 to 10/3/13	0.15 to 0.30	193,000,000	192,999,800
Natexis Banques Populaires New York Branch
6/4/13	0.16	135,000,000	135,000,000
National Bank of Canada
8/20/13 to 11/15/13	0.32 to 0.35 (c)	135,000,000	134,983,954
Royal Bank of Canada
8/30/13	0.66 (c)	75,000,000	75,000,000
Skandinaviska Enskilda Banken
6/11/13 to 6/13/13	0.26	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp.
6/26/13 to 11/15/13	0.24 to 0.32 (c)	179,000,000	179,000,194

	Yield (a)	Principal Amount	Value
Sumitomo Mitsui Trust Banking Corp.
6/5/13 to 10/4/13	0.28 to 0.30%	$ 134,000,000	$ 134,000,000
Toronto-Dominion Bank
7/19/13 to 12/20/13	0.25 to 0.32 (c)	66,000,000	66,000,067
UBS AG
10/31/13	0.32	47,000,000	47,000,000
			1,966,983,703
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,342,981,300)			2,342,981,300
Financial Company Commercial Paper - 15.3%

Australia & New Zealand Banking Group Ltd.
7/8/13 to 8/5/13	0.19 to 0.20	62,000,000	61,985,074
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/3/13 to 9/3/13	0.24 to 0.27	49,000,000	48,973,345
Barclays U.S. Funding Corp.
7/8/13 to 7/22/13	0.22 to 0.23	88,000,000	87,976,612
BAT International Finance PLC
6/5/13	0.24	2,000,000	1,999,947
Commonwealth Bank of Australia
6/3/13 to 6/21/13	0.24 to 0.25 (c)	19,000,000	18,999,978
Credit Suisse
7/22/13 to 9/3/13	0.25 to 0.27	48,000,000	47,975,483
DNB Bank ASA
8/1/13	0.25	24,000,000	23,990,037
JPMorgan Chase & Co.
9/3/13 to 12/24/13	0.29 to 0.30 (c)	117,000,000	116,955,500
Nationwide Building Society
6/17/13 to 6/26/13	0.29	9,000,000	8,998,478
Nordea North America, Inc.
7/1/13	0.20	30,000,000	29,995,000
Skandinaviska Enskilda Banken AB
6/11/13 to 7/16/13	0.23 to 0.26	35,000,000	34,994,194
Sumitomo Mitsui Banking Corp.
7/12/13	0.25	39,000,000	38,988,896
Svenska Handelsbanken, Inc.
9/5/13	0.24	12,000,000	11,992,480
Swedbank AB
6/7/13 to 9/27/13	0.24 to 0.27	62,000,000	61,968,207
Toyota Motor Credit Corp.
9/10/13	0.25	16,000,000	15,988,778
UBS Finance, Inc.
8/15/13 to 10/16/13	0.33 to 0.35	105,000,000	104,903,972
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
6/3/13 to 7/8/13	0.24 to 0.25% (c)	$ 95,000,000	$ 95,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $811,685,981)			811,685,981
Asset Backed Commercial Paper - 1.1%

Ciesco LP (Citibank NA Guaranteed)

6/6/13	0.31	18,000,000	17,999,225
9/3/13	0.30	10,000,000	9,992,167
Govco, Inc. (Liquidity Facility Citibank NA)

6/11/13	0.31	3,000,000	2,999,742
8/1/13	0.30	6,000,000	5,996,950
8/1/13	0.30	2,000,000	1,998,983
8/9/13	0.30	9,000,000	8,994,825
8/12/13	0.30	5,000,000	4,997,000
8/16/13	0.30	2,000,000	1,998,733
8/20/13	0.30	4,000,000	3,997,333
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $58,974,958)			58,974,958
Other Commercial Paper - 1.8%

Comcast Corp.
7/1/13	0.30	3,000,000	2,999,250
Credit Suisse
12/5/13	0.30 (c)	30,000,000	30,000,000
Devon Energy Corp.
7/1/13	0.35 (c)	27,000,000	27,000,000
Sempra Global
6/13/13	0.26	3,000,000	2,999,740
Verizon Communications, Inc.
6/20/13 to 6/28/13	0.31 to 0.40 (c)	23,000,000	22,999,509
Viacom, Inc.
6/14/13	0.26	8,000,000	7,999,249
Virginia Electric & Power Co.
6/3/13	0.31	2,000,000	1,999,966
TOTAL OTHER COMMERCIAL PAPER (Cost $95,997,714)			95,997,714
Treasury Debt - 10.3%

U.S. Treasury Obligations - 10.3%
U.S. Treasury Bills
11/29/13 to 5/1/14	0.09 to 0.11	65,000,000	64,955,817
U.S. Treasury Notes
6/15/13 to 6/15/14	0.11 to 0.21	479,000,000	481,766,803
TOTAL TREASURY DEBT (Cost $546,722,620)	546,722,620
Other Note - 6.3%
	Yield (a)	Principal Amount	Value
Bank Notes - 1.9%
Bank of America NA
6/20/13 to 7/22/13	0.24 to 0.29%	$ 103,000,000	$ 103,000,000
Medium-Term Notes - 4.4%
Dominion Resources, Inc.
7/15/13	0.40 (b)(c)	16,000,000	16,000,000
Royal Bank of Canada
8/30/13	0.38 (b)(c)	95,450,000	95,450,000
9/6/13	0.38 (c)	70,000,000	69,996,257
Svenska Handelsbanken AB
11/15/13 to 11/27/13	0.28 to0.29 (b)(c)	50,000,000	50,000,000
			231,446,257
TOTAL OTHER NOTE (Cost $334,446,257)			334,446,257
Variable Rate Demand Note - 1.0%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable 0.2% 6/7/13, LOC Wells Fargo Bank NA, VRDN
6/7/13	0.20 (c)	10,000,000	10,000,000
Florida - 0.8%
Florida Timber Fin. III LLC Taxable 0.2% 6/7/13, LOC Wells Fargo Bank NA, VRDN
6/7/13	0.20 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 3.2%

Federal Agencies - 3.2%
Fannie Mae
9/11/14	0.18 (c)	36,000,000	35,990,936
Federal Home Loan Bank
6/21/13 to 6/25/14	0.17 to 0.22 (c)	76,000,000	75,987,251
Freddie Mac
12/5/14	0.20 (c)	60,000,000	60,000,000
TOTAL GOVERNMENT AGENCY DEBT (Cost $171,978,187)			171,978,187
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
8/29/13 (Cost $8,000,000)	0.45 (c)(f)	8,000,000	8,000,000

Other Instrument - 0.4%
	Yield (a)	Principal Amount	Value
Time Deposits - 0.4%
ING Bank NV
6/4/13	0.15%	$ 12,000,000	$ 12,000,000
6/4/13	0.12	11,000,000	11,000,000
TOTAL OTHER INSTRUMENT (Cost $23,000,000)			23,000,000
Other Municipal Debt - 0.3%

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992 A, 0.45% tender 6/25/13, CP mode (d) (Cost $16,500,000)	16,500,000		16,500,000

Government Agency Repurchase Agreement - 6.2%
	Maturity Amount
In a joint trading account at 0.1% dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	$ 857,007	857,000
With:
ING Financial Markets LLC at 0.18%, dated:
4/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $9,187,234, 2.5% - 4.5%, 11/1/27 - 4/1/43)	9,002,790	9,000,000
4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $5,106,601, 2.5% - 5%, 11/1/27 - 8/1/42)	5,001,525	5,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.17%, dated 4/10/13 due 6/7/13:
(Collateralized by U.S. Treasury Obligations valued at $25,506,575, 0.5%, 7/31/17)	25,007,201	25,000,000
(Collateralized by U.S. Treasury Obligations valued at $25,506,575, 0.5%, 7/31/17)	25,007,438	25,000,000
(Collateralized by U.S. Treasury Obligations valued at $25,506,575, 0.5%, 7/31/17)	25,007,674	25,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated:
5/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $18,369,760, 3.5% - 5.5%, 2/1/26 - 8/1/48)	18,003,200	18,000,000

	Maturity Amount	Value
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated:
5/6/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $28,606,943, 3% - 5.5%, 2/1/26 - 8/1/48)	$ 28,014,156	$ 28,000,000
0.22%, dated 4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $28,570,100, 3.5% - 5.5%, 2/1/26 - 8/1/48)	28,016,084	28,000,000
0.24%, dated 3/25/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $62,291,824, 2.48% - 5.5%, 2/1/26 - 8/1/48)	61,037,007	61,000,000
0.25%, dated:
3/7/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $7,144,363, 2.48% - 5.5%, 2/1/26 - 8/1/48)	7,004,375	7,000,000
3/11/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $18,370,753, 3.5% - 5.5%, 2/1/26 - 8/1/48)	18,011,375	18,000,000
3/15/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $25,535,077, 2.5% - 5.5%, 2/1/26 - 8/1/48)	25,015,625	25,000,000
Mizuho Securities USA, Inc. at:
0.18%, dated 5/23/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $17,341,015, 0.88% - 5%, 2/28/17 - 9/1/45)	17,003,060	17,000,000
0.21%, dated 4/12/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $35,997,921, 0.75% - 3%, 5/31/14 - 11/16/47)	35,024,296	35,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $326,857,000)		326,857,000
Other Repurchase Agreement - 9.9%

With:
BNP Paribas Securities Corp. at:
0.28%, dated 5/8/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $8,401,700, 1.25% - 8%, 3/28/14 - 1/15/43)	8,002,053	8,000,000
0.48%, dated 5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $1,083,523, 3.25% - 11.25%, 5/16/14 - 6/15/32)	1,000,440	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Citigroup Global Markets, Inc. at:
0.48%, dated 5/31/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $45,362,194, 2%, 11/1/30)	$ 42,001,680	$ 42,000,000
0.85%, dated 4/23/13 due 6/21/13 (Collateralized by Corporate Obligations valued at $8,648,470, 1.75% - 7.5%, 10/1/14 - 11/1/30)	8,011,144	8,000,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 5/31/13 due 6/3/13 (Collateralized by Equity Securities valued at $42,121,451)	39,000,683	39,000,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Equity Securities valued at $6,483,416)	6,006,000	6,000,000
0.6%, dated 5/2/13 due 7/30/13 (Collateralized by Corporate Obligations valued at $4,323,887, 2%, 5/15/14)	4,005,933	4,000,000
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Corporate Obligations valued at $10,810,823, 0.36% - 5.73%, 1/25/34 - 4/15/49)	10,017,378	10,000,000
4/15/13 due 7/15/13 (Collateralized by Mortgage Loan Obligations valued at $10,809,384, 0.47% - 7%, 12/25/21 - 11/25/52)	10,017,189	10,000,000
4/19/13 due 7/18/13 (Collateralized by Corporate Obligations valued at $16,212,863, 0.35% - 5.26%, 4/25/36 - 10/25/46)	15,025,500	15,000,000
4/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $5,403,932, 0.53% - 5.73%, 6/11/17 - 11/25/52)	5,008,500	5,000,000
4/26/13 due 7/25/13 (Collateralized by Corporate Obligations valued at $5,405,842, 0.41% - 8.06%, 5/1/31 - 4/15/49)	5,008,500	5,000,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Mortgage Loan Obligations valued at $5,409,543, 0.48% - 5.86%, 11/25/34 - 11/25/52)	5,008,721	5,000,000

	Maturity Amount	Value
Credit Suisse Securities (USA) LLC at:
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $10,807,665, 0.3% - 6.69%, 8/15/18 - 11/25/52)	$ 10,037,200	$ 10,000,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $14,046,523, 0.35% - 3.77%, 9/25/35 - 2/25/47)	13,050,050	13,000,000
Deutsche Bank Securities, Inc. at 0.3%, dated:
5/23/13 due 6/6/13 (Collateralized by Equity Securities valued at $14,352,068)	13,001,517	13,000,000
5/28/13 due 6/7/13 (Collateralized by Equity Securities valued at $4,320,254)	4,000,467	4,000,000
5/30/13 due 6/7/13 (Collateralized by Equity Securities valued at $8,759,490)	8,000,933	8,000,000
ING Financial Markets LLC at:
0.27%, dated 5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $3,154,772, 2.63% - 8.88%, 7/15/13 - 6/30/66)	3,000,315	3,000,000
0.39%, dated 5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $1,080,148, 5.88% - 9.38%, 6/15/15 - 5/1/22)	1,000,152	1,000,000
0.45%, dated:
5/3/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $3,241,243, 7.88% - 8.88%, 12/15/15 - 11/15/18)	3,001,163	3,000,000
5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $5,400,075, 4.25% - 7.63%, 5/15/17 - 5/15/23)	5,002,000	5,000,000
0.5%, dated 5/13/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $2,161,948, 7.25% - 9.38%, 6/15/15 - 11/15/18)	2,001,750	2,000,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $10,877,720)	10,033,000	10,000,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $10,880,218, 4.06%, 12/31/39)	10,020,667	10,000,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Equity Securities valued at $14,156,121)	13,027,733	13,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Clearing Corp. at:
0.65%, dated 5/10/13 due 8/29/13 (Collateralized by Equity Securities valued at $5,436,958)	$ 5,021,757	$ 5,000,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Equity Securities valued at $10,884,141)	10,028,103	10,000,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 5/29/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $40,170,750, 5.73% - 6.4%, 5/15/36 - 10/15/41)	39,001,593	39,000,000
0.55%, dated 3/18/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $10,815,360, 5.5% - 6.05%, 2/15/41 - 6/12/47)	10,017,569	10,000,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $7,570,855, 2.43% - 5.62%, 5/25/35 - 5/12/45)	7,009,975	7,000,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $10,815,213, 6.05%, 2/15/41)	10,020,667	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.58%, dated 5/28/13 due 6/4/13 (Collateralized by Mortgage Loan Obligations valued at $21,324,462, 0% - 6%, 6/25/13 - 4/25/36) (c)(e)	20,002,256	20,000,000
0.73%, dated 5/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $20,525,620, 1.75%, 8/1/13)	19,023,117	19,000,000
0.85%, dated 5/7/13 due 7/10/13 (Collateralized by Mortgage Loan Obligations valued at $1,080,445, 0% - 0.47%, 6/25/13 - 10/25/36)	1,001,511	1,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.31%, dated 5/15/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $7,351,204, 1.1% - 6.05%, 6/24/14 - 4/15/16)	7,001,989	7,000,000
0.33%, dated:
5/7/13 due 6/7/13 (Collateralized by Equity Securities valued at $4,321,074)	4,001,137	4,000,000

	Maturity Amount	Value
Mitsubishi UFJ Securities (USA), Inc. at:
0.33%, dated:
5/8/13 due 6/7/13 (Collateralized by Equity Securities valued at $4,321,117)	$ 4,001,210	$ 4,000,000
0.48%, dated 5/15/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $12,963,367, 3.25% - 10.25%, 6/1/13 - 2/1/41)	12,005,440	12,000,000
Mizuho Securities USA, Inc. at:
0.21%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $6,180,098, 2.3% - 6.05%, 6/25/42 - 1/20/43)	6,000,105	6,000,000
0.31%, dated:
5/30/13 due 6/7/13: (Collateralized by Corporate Obligations valued at $4,201,531, 2.13% - 5.13%, 6/1/16 - 12/15/23)	4,000,482	4,000,000
(Collateralized by Equity Securities valued at $4,320,844)	4,000,482	4,000,000
0.32%, dated:
5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $4,202,065, 2.13% - 5.13%, 6/1/16 - 12/15/23)	4,000,498	4,000,000
5/24/13 due 6/7/13 (Collateralized by Equity Securities valued at $4,320,518)	4,000,498	4,000,000
5/28/13 due 6/7/13 (Collateralized by Equity Securities valued at $4,320,375)	4,000,498	4,000,000
0.52%, dated 5/29/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $4,197,715, 1.75% - 5.22%, 4/15/36 - 11/16/47)	4,001,733	4,000,000
0.95%, dated:
3/4/13 due 6/4/13 (Collateralized by Corporate Obligations valued at $8,967,130, 1.69%, 10/1/37)	6,014,567	6,000,000
5/3/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $7,298,445, 1.69%, 10/1/37)	6,014,250	6,000,000
5/13/13 due 8/12/13 (Collateralized by Corporate Obligations valued at $5,709,394, 1.69% - 3.35%, 6/25/35 - 10/1/37)	4,009,606	4,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by U.S. Government Obligations valued at $4,088,454, 0.47% - 5%, 4/1/27 - 11/16/47)	$ 4,015,156	$ 4,000,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by Corporate Obligations valued at $4,281,676, 0.47% - 9.25%, 2/28/17 - 12/10/49)	4,028,000	4,000,000
RBC Capital Markets Co. at 0.22%, dated 5/28/13 due 6/4/13 (Collateralized by U.S. Government Obligations valued at $5,150,189, 2.5% - 6.4%, 1/15/28 - 12/25/40)	5,000,214	5,000,000
RBS Securities, Inc. at 1.1%, dated 3/11/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $27,881,206, 3% - 4.5%, 1/15/33 - 3/15/42)	27,146,850	27,000,000
Royal Bank of Scotland PLC at 0.8%, dated 5/8/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $6,124,107, 4.88%, 11/15/13)	6,004,000	6,000,000
UBS Securities LLC at 0.48%, dated:
4/9/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $7,588,086, 1.5% - 6%, 7/15/14 - 12/15/37)	7,008,587	7,000,000
4/18/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $5,428,549, 1.63% - 3.75%, 7/15/13 - 12/15/37)	5,005,867	5,000,000
Wells Fargo Securities, LLC at:
0.4%, dated 5/30/13 due 6/6/13 (Collateralized by Corporate Obligations valued at $8,400,887, 1% - 8.75%, 12/11/15 - 5/9/35)	8,000,622	8,000,000

	Maturity Amount	Value
0.56%, dated 4/4/13 due:
7/3/13 (Collateralized by Corporate Obligations valued at $7,442,876, 1.7% - 11%, 12/15/13 - 1/15/42)	$ 7,009,800	$ 7,000,000
7/8/13 (Collateralized by Corporate Obligations valued at $7,429,215, 0% - 11%, 3/28/14 - 3/15/44)	7,010,344	7,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $527,000,000)		527,000,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,314,144,017)		5,314,144,017
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,758,670)
NET ASSETS - 100%		$ 5,305,385,347
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,450,000 or 3.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.45%, 8/29/13	7/18/12	$ 8,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$857,000 due 6/03/13 at 0.10%
Bank of America NA	$ 215,898
Deutsche Bank Securities, Inc.	28,786
J.P. Morgan Securities, Inc.	14,393
Mizuho Securities USA, Inc.	297,790
Morgan Stanley & Co., Inc.	19,714
Societe Generale	198,527
Wells Fargo Securities LLC	81,892
$ 857,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $5,314,144,017.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index Fund

May 31, 2013

1.832120.107

ITB-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.125% 2/15/23	$ 5,737,000	$ 8,339,716
7.25% 8/15/22	5,463,000	7,932,871
7.625% 11/15/22	1,890,000	2,819,496
7.875% 2/15/21	2,822,000	4,102,483
8% 11/15/21	8,317,000	12,386,483
8.125% 8/15/19	5,745,000	8,098,204
8.125% 5/15/21	2,856,000	4,232,235
8.125% 8/15/21	2,713,000	4,046,396
8.5% 2/15/20	2,620,000	3,814,558
8.75% 5/15/20	2,151,000	3,190,705
8.75% 8/15/20	4,713,000	7,048,881
8.875% 2/15/19	5,485,000	7,825,982
9% 11/15/18	3,211,000	4,555,606
U.S. Treasury Notes:
0.875% 7/31/19	19,253,000	18,728,048
1% 6/30/19	14,512,000	14,248,970
1% 8/31/19	22,453,000	21,970,620
1% 9/30/19	22,740,000	22,223,029
1% 11/30/19	23,639,000	23,033,251
1.125% 5/31/19	13,786,000	13,656,756
1.125% 12/31/19	21,701,000	21,278,850
1.125% 3/31/20	25,408,000	24,792,644
1.125% 4/30/20 (a)	27,441,000	26,733,544
1.25% 1/31/19	22,536,000	22,606,425
1.25% 4/30/19	9,887,000	9,880,049
1.25% 10/31/19	13,538,000	13,428,004
1.25% 2/29/20	22,424,000	22,094,636
1.375% 9/30/18	20,780,000	21,059,242
1.375% 11/30/18	13,770,000	13,932,445
1.375% 12/31/18	16,712,000	16,892,172
1.375% 2/28/19	24,970,000	25,186,540
1.375% 1/31/20	23,223,000	23,103,262
1.375% 5/31/20	21,767,000	21,528,913
1.5% 8/31/18	15,697,000	16,025,664
1.5% 3/31/19	11,909,000	12,082,979
1.625% 8/15/22	50,367,000	48,674,971
1.625% 11/15/22	53,764,000	51,710,054
1.75% 10/31/18	12,188,000	12,585,061
1.75% 5/15/22	34,861,000	34,226,425
1.75% 5/15/23	20,815,000	20,089,722
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 11/15/21	$ 39,784,000	$ 40,203,602
2% 2/15/22	34,929,000	35,166,412
2% 2/15/23	60,758,000	60,235,843
2.125% 8/15/21	41,915,000	42,917,020
2.25% 7/31/18	9,826,000	10,410,185
2.375% 6/30/18	14,273,000	15,214,133
2.625% 8/15/20	35,986,000	38,569,687
2.625% 11/15/20	55,278,000	59,130,213
2.75% 2/15/19	24,563,000	26,658,519
3.125% 5/15/19	30,750,000	34,065,219
3.125% 5/15/21	32,518,000	35,871,419
3.375% 11/15/19	34,241,000	38,521,125
3.5% 5/15/20	29,675,000	33,625,484
3.625% 8/15/19	26,658,000	30,346,374
3.625% 2/15/20	41,323,000	47,163,097
3.625% 2/15/21	43,736,000	49,913,710
3.75% 11/15/18	27,734,000	31,601,590
4% 8/15/18	13,066,000	15,021,823
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,254,632,610)		1,294,801,347
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	$ 5,963,032	$ 5,963,000
0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	14,919,087	14,919,000
TOTAL CASH EQUIVALENTS (Cost $20,882,000)		20,882,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,275,514,610)		1,315,683,347
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(14,751,452)
NET ASSETS - 100%		$ 1,300,931,895
Legend
(a) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,963,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 717,141
Commerz Markets LLC	2,812,955
Credit Agricole CIB New York Branch	1,901,688
Credit Suisse Securities (USA) LLC	531,216
$ 5,963,000
$14,919,000 due 6/03/13 at 0.07%
Commerz Markets LLC	14,919,000
$ 14,919,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,275,061,840. Net unrealized appreciation aggregated $40,621,507, of which $50,995,391 related to appreciated investment securities and $10,373,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2013

1.832125.107

LBX-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 22,554,000	$ 20,277,444
2.75% 11/15/42	21,817,000	19,594,393
2.875% 5/15/43	9,255,000	8,527,613
3% 5/15/42	16,540,000	15,697,485
3.125% 11/15/41	20,246,000	19,746,167
3.125% 2/15/42	19,110,000	18,623,287
3.125% 2/15/43	22,846,000	22,189,178
3.5% 2/15/39	10,636,000	11,217,662
3.75% 8/15/41	14,260,000	15,643,662
3.875% 8/15/40	13,850,000	15,542,304
4.25% 5/15/39	8,622,000	10,280,390
4.25% 11/15/40	14,682,000	17,517,461
4.375% 2/15/38	5,431,000	6,592,724
4.375% 11/15/39	12,900,000	15,685,600
4.375% 5/15/40	14,375,000	17,488,079
4.375% 5/15/41	10,574,000	12,875,495
4.5% 2/15/36	8,987,000	11,097,543
4.5% 5/15/38	8,095,000	10,012,503
4.5% 8/15/39	8,373,000	10,375,981
4.625% 2/15/40	13,504,000	17,057,240
4.75% 2/15/37	3,316,000	4,240,335
4.75% 2/15/41	11,681,000	15,057,533
5% 5/15/37	3,583,000	4,739,635
5.25% 11/15/28	4,825,000	6,348,643
5.25% 2/15/29	4,368,000	5,755,521
5.375% 2/15/31	7,912,000	10,677,489
5.5% 8/15/28	4,054,000	5,460,864
6% 2/15/26	4,747,000	6,584,981
6.125% 11/15/27	6,698,000	9,503,832
6.125% 8/15/29	2,792,000	4,020,044
6.25% 8/15/23	7,838,000	10,838,480
6.25% 5/15/30	5,029,000	7,373,771
6.375% 8/15/27	2,765,000	4,002,338
6.5% 11/15/26	3,108,000	4,516,313
6.625% 2/15/27	2,620,000	3,855,492
6.75% 8/15/26	2,219,000	3,282,039
6.875% 8/15/25	2,894,000	4,276,788
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24	$ 3,116,000	$ 4,766,508
7.625% 2/15/25	2,515,000	3,894,322
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $382,809,627)		415,237,139
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $3,472,000)	$ 3,472,019	3,472,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $386,281,627)		418,709,139
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(859,322)
NET ASSETS - 100%		$ 417,849,817
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,472,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 417,561
Commerz Markets LLC	1,637,863
Credit Agricole CIB New York Branch	1,107,272
Credit Suisse Securities (USA) LLC	309,304
$ 3,472,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $387,762,631. Net unrealized appreciation aggregated $30,946,508, of which $39,787,599 related to appreciated investment securities and $8,841,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2013

1.832122.107

STD-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,571,000	$ 3,077,567
7.5% 11/15/16	2,013,000	2,483,539
8.75% 5/15/17	1,681,000	2,204,605
8.875% 8/15/17	972,000	1,296,405
9.25% 2/15/16	578,000	714,236
9.875% 11/15/15	1,025,000	1,261,391
10.625% 8/15/15	768,000	941,100
11.25% 2/15/15	2,031,000	2,407,925
U.S. Treasury Notes:
0.125% 7/31/14	7,019,000	7,014,887
0.125% 12/31/14	6,712,000	6,700,986
0.125% 4/30/15	7,113,000	7,090,217
0.25% 6/30/14	7,133,000	7,139,405
0.25% 8/31/14	6,721,000	6,726,249
0.25% 9/15/14	6,145,000	6,149,320
0.25% 9/30/14	6,901,000	6,905,582
0.25% 10/31/14	6,721,000	6,724,676
0.25% 11/30/14	6,924,000	6,926,437
0.25% 12/15/14	6,404,000	6,405,748
0.25% 1/15/15	6,581,000	6,580,743
0.25% 1/31/15	6,721,000	6,720,738
0.25% 2/15/15	7,069,000	7,066,512
0.25% 2/28/15	7,001,000	6,998,263
0.25% 3/31/15	7,001,000	6,996,351
0.25% 5/15/15	6,768,000	6,761,124
0.25% 5/31/15	6,086,000	6,079,817
0.25% 7/15/15	6,145,000	6,134,437
0.25% 8/15/15	6,309,000	6,295,694
0.25% 9/15/15	6,512,000	6,495,720
0.25% 10/15/15	6,448,000	6,428,856
0.25% 12/15/15	6,309,000	6,283,373
0.25% 4/15/16	6,157,000	6,116,111
0.25% 5/15/16	6,242,000	6,196,646
0.375% 11/15/14	6,606,000	6,620,712
0.375% 3/15/15	6,747,000	6,758,072
0.375% 4/15/15	7,661,000	7,672,369
0.375% 6/15/15	6,845,000	6,853,022
0.375% 11/15/15	6,309,000	6,306,533
0.375% 1/15/16	6,482,000	6,473,392
0.375% 2/15/16	6,178,000	6,165,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 3/15/16	$ 6,432,000	$ 6,415,920
0.5% 8/15/14	6,391,000	6,415,215
0.5% 10/15/14	6,309,000	6,334,135
0.5% 7/31/17	6,299,000	6,211,897
0.625% 7/15/14	6,500,000	6,532,247
0.625% 5/31/17	7,036,000	6,989,830
0.625% 8/31/17	6,744,000	6,677,612
0.625% 9/30/17	6,616,000	6,543,634
0.625% 11/30/17	7,001,000	6,909,112
0.625% 4/30/18	6,969,000	6,838,331
0.75% 6/15/14	6,295,000	6,332,625
0.75% 6/30/17	6,768,000	6,751,080
0.75% 10/31/17	6,687,000	6,643,120
0.75% 12/31/17	7,038,000	6,975,869
0.75% 2/28/18	7,001,000	6,926,614
0.75% 3/31/18	6,757,000	6,675,707
0.875% 11/30/16	6,834,000	6,885,255
0.875% 12/31/16	7,063,000	7,111,558
0.875% 1/31/17	6,721,000	6,763,006
0.875% 2/28/17	6,721,000	6,759,330
0.875% 4/30/17	6,756,000	6,783,443
0.875% 1/31/18	6,030,000	6,005,030
1% 8/31/16	6,757,000	6,845,686
1% 9/30/16	6,968,000	7,057,824
1% 10/31/16	6,997,000	7,084,463
1% 3/31/17	6,507,000	6,568,511
1% 5/31/18	7,075,000	7,062,838
1.25% 8/31/15	7,120,000	7,262,955
1.25% 9/30/15	7,118,000	7,263,698
1.25% 10/31/15	6,895,000	7,038,285
1.375% 11/30/15	7,289,000	7,464,388
1.5% 6/30/16	6,362,000	6,547,891
1.5% 7/31/16	7,089,000	7,297,239
1.75% 7/31/15	7,534,000	7,762,371
1.75% 5/31/16	4,470,000	4,632,735
1.875% 6/30/15	7,715,000	7,962,119
1.875% 8/31/17	5,570,000	5,810,206
1.875% 9/30/17	4,811,000	5,014,342
1.875% 10/31/17	5,480,000	5,714,182
2% 1/31/16	6,821,000	7,102,366
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 4/30/16	$ 4,616,000	$ 4,815,425
2.125% 11/30/14	8,579,000	8,820,619
2.125% 5/31/15	8,155,000	8,448,074
2.125% 12/31/15	7,096,000	7,406,450
2.125% 2/29/16	3,151,000	3,294,519
2.25% 1/31/15	8,371,000	8,646,984
2.25% 3/31/16	4,482,000	4,705,051
2.25% 11/30/17	4,652,000	4,928,213
2.375% 8/31/14	7,714,000	7,922,818
2.375% 9/30/14	7,989,000	8,218,372
2.375% 10/31/14	8,248,000	8,497,370
2.375% 2/28/15	8,425,000	8,732,049
2.375% 3/31/16	3,245,000	3,418,406
2.375% 7/31/17	4,437,000	4,719,859
2.375% 5/31/18	2,530,000	2,696,031
2.5% 3/31/15	8,547,000	8,890,881
2.5% 4/30/15	8,330,000	8,678,819
2.5% 6/30/17	4,043,000	4,320,956
2.625% 6/30/14	7,311,000	7,503,484
2.625% 7/31/14	7,831,000	8,052,469
2.625% 12/31/14	8,525,000	8,845,352
2.625% 2/29/16	2,478,000	2,624,356
2.625% 4/30/16	2,633,000	2,794,271
2.625% 1/31/18	3,201,000	3,446,328
2.625% 4/30/18	2,485,000	2,678,363
2.75% 11/30/16	4,863,000	5,214,430
2.75% 5/31/17	4,037,000	4,352,391
2.75% 12/31/17	3,325,000	3,597,234
2.75% 2/28/18	2,616,000	2,833,659
2.875% 3/31/18	3,139,000	3,418,814
3% 8/31/16	4,629,000	4,987,748
3% 9/30/16	4,548,000	4,906,510
3% 2/28/17	4,308,000	4,671,487
3.125% 10/31/16	5,311,000	5,759,530
3.125% 1/31/17	5,266,000	5,730,066
3.125% 4/30/17	3,962,000	4,324,460
3.25% 5/31/16	3,259,000	3,523,285
3.25% 6/30/16	3,543,000	3,836,403
3.25% 7/31/16	4,592,000	4,980,887
3.25% 12/31/16	4,281,000	4,671,641
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 3/31/17	$ 4,446,000	$ 4,869,410
3.5% 2/15/18	4,770,000	5,330,847
3.875% 5/15/18	2,558,000	2,913,521
4% 2/15/15	6,746,000	7,172,104
4.125% 5/15/15	6,724,000	7,221,468
4.25% 8/15/14	4,772,000	5,004,635
4.25% 11/15/14	4,901,000	5,185,488
4.25% 8/15/15	6,030,000	6,545,378
4.25% 11/15/17	3,253,000	3,730,023
4.5% 11/15/15	4,557,000	5,011,634
4.5% 2/15/16	3,913,000	4,338,539
4.5% 5/15/17	2,386,000	2,732,903
4.625% 11/15/16	3,636,000	4,130,554
4.625% 2/15/17	2,943,000	3,363,528
4.75% 8/15/17	3,189,000	3,707,461
4.875% 8/15/16	3,320,000	3,772,350
5.125% 5/15/16	2,937,000	3,333,495
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $779,020,511)		786,424,765
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $3,014,000)	$ 3,014,016	3,014,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $782,034,511)		789,438,765
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,516,022
NET ASSETS - 100%		$ 791,954,787
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,014,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 362,479
Commerz Markets LLC	1,421,809
Credit Agricole CIB New York Branch	961,209
Credit Suisse Securities (USA) LLC	268,503
$ 3,014,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $782,051,518. Net unrealized appreciation aggregated $7,387,247, of which $8,802,914 related to appreciated investment securities and $1,415,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013